November 3, 2023

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: BNY Mellon ETF Trust
-BNY Mellon Ultra Short Income ETF
(the "Fund")
 1933 Act File No.: 333-234030
 1940 Act File No.: 811-23477
 CIK No.: 0001493580

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information for the above-referenced Fund that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 47 to the Registration Statement, electronically filed with the Securities and Exchange Commission on October 26, 2023.

Please address any comments or questions to my attention at (412) 234-1112.

Sincerely,

/s/ Tara L. Raposa
Tara L. Raposa
Manager/Paralegal